Net Charge On Debt Retirement	12 Months Ended
Dec. 31, 2011
Net Charge On Debt Retirement [Abstract]
Net Charge On Debt Retirement

10.    Net Charge on Debt Retirement

2011

In 2011, following the divestment of EDT, we redeemed the outstanding aggregate principal amount of the 8.875% Senior Fixed Rate Notes due 2013 (the 2013 Fixed Rate Notes) of $449.5 million and the outstanding aggregate principal amount of the Senior Floating Rate Notes Due 2013 (the 2013 Floating Rate Notes) of $10.5 million. We also redeemed $152.9 million of the outstanding aggregate principal amount of the 8.75% Senior Notes due 2016 issued October 2009 (the 2016 Notes issued October 2009) and $47.6 million of the outstanding aggregate principal amount of the 8.75% Senior Notes due 2016 issued August 2010 (the 2016 Notes issued August 2010). Refer to Note 22 for additional information on the 2011 debt redemptions.

We recorded a net charge on debt retirement of $47.0 million in 2011 in connection with the redemption of this debt. This was comprised of early redemption premiums of $33.4 million, the write-off of unamortized deferred financing costs and original issue discounts of $10.2 million and transaction costs of $3.4 million.

2010

During 2010, we redeemed the $300.0 million in aggregate principal amount of the Senior Floating Rate Notes due November 15, 2011 (2011 Floating Rate Notes). We also redeemed $15.5 million of the outstanding aggregate principal amount of the 2013 Fixed Rate Notes and $139.5 million of the outstanding aggregate principal amount of the 2013 Floating Rate Notes. Refer to Note 22 for additional information on the 2010 debt redemptions.

We recorded a net charge on debt retirement of $3.0 million in 2010 in connection with the redemption of this debt, relating to the write-off of unamortized deferred financing costs associated with these notes.

2009

During 2009, we redeemed the full $850.0 million in aggregate principal amount of the 7.75% Senior Fixed Rate Notes due November 15, 2011 (2011 Fixed Rate Notes). We recorded a net charge on debt retirement of the 2011 Fixed Rate Notes of $24.4 million, comprised of an early redemption premium of $16.4 million, a write-off of unamortized deferred financing costs of $6.7 million and transaction costs of $1.3 million.

For additional information related to our debt, please refer to Note 22.